TCW Funds, Inc.

TCW Relative Value Dividend Appreciation Fund – Class I and Class N
TCW Relative Value Large Cap Fund – Class I and Class N
TCW Relative Value Mid Cap Fund – Class I and Class N

Supplement dated April 3, 2020 to the
Prospectus dated February 28, 2020 (the “Prospectus”)

TCW Relative Value Dividend Appreciation Fund:

Effective April 3, 2020, Bo Fifer will be added as a co-portfolio manager to the TCW Relative Value Dividend Appreciation Fund.  Therefore, effective April 3, 2020, the disclosure under the heading “TCW Relative Value Dividend Appreciation Fund — Portfolio Managers” on page 16 of the Prospectus is deleted in its entirety and replaced with the following:

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee (Lead Portfolio Manager)	18 years	Group Managing Director
Bo Fifer, CFA (Co-Portfolio Manager)	10 years	Senior Vice President

In addition, effective April 3, 2020, the disclosure relating to the TCW Relative Value Dividend Appreciation Fund under the heading “Management of the Funds – Portfolio Managers” on page 98 of the Prospectus is deleted in its entirety and replaced with the following:

TCW Relative Value Dividend Appreciation Fund
Diane E. Jaffee (Lead Portfolio Manager)	Group Managing Director, the Advisor and TCW LLC.
Bo Fifer, CFA (Co-Portfolio Manager)	Senior Vice President, the Advisor and TCW LLC.

TCW Relative Value Large Cap Fund:

Effective April 3, 2020, the disclosure under the heading “TCW Relative Value Large Cap Fund — Portfolio Managers” on page 19 of the Prospectus is revised as indicated below:

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee (Lead Portfolio Manager)	21 years	Group Managing Director
Matthew J. Spahn (Co-Portfolio Manager)	17 years	Managing Director

In addition, effective April 3, 2020, the disclosure relating to the TCW Relative Value Large Cap Fund under the heading “Management of the Funds – Portfolio Managers” on page 98 of the Prospectus is revised as indicated below:

TCW Relative Value Large Cap Fund
Diane E. Jaffee (Lead Portfolio Manager)	See above.
Matthew J. Spahn (Co-Portfolio Manager)	Managing Director, the Advisor and TCW LLC.

TCW Relative Value Mid Cap Fund:

Effective April 3, 2020, Mona Eraiba will be added as a co-portfolio manager to the TCW Relative Value Mid Cap Fund.  Therefore, effective April 3, 2020, the disclosure under the heading “TCW Relative Value Mid Cap Fund — Portfolio Managers” on page 23 of the Prospectus is deleted in its entirety and replaced with the following:

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee (Lead Portfolio Manager)	9 years	Group Managing Director
Mona Eraiba (Co-Portfolio Manager)	8 years	Senior Vice President

In addition, effective April 3, 2020, the disclosure relating to the TCW Relative Value Mid Cap Fund under the heading “Management of the Funds – Portfolio Managers” on page 98 of the Prospectus is deleted in its entirety and replaced with the following:

TCW Relative Value Mid Cap Fund
Diane E. Jaffee (Lead Portfolio Manager)	See above.
Mona Eraiba (Co-Portfolio Manager)	Senior Vice President, the Advisor and TCW LLC.

Please retain this Supplement with your Prospectus for future reference.